Income Tax Benefit (Expense) (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure Of Income Tax [Abstract]
Schedule of Income Tax Recognised in Profit or Loss

Income tax recognised in profit or loss

	For the year ended March 31
Particulars	2020	2021	2022
Current tax expense
Current period	(349)	(24)	(134)
Adjustment for prior period	—	(56)	—
Current tax expense	(349)	(80)	(134)

Deferred tax benefit (expense)
Origination and reversal of temporary differences	14,844	4,203	3,484
Change in unrecognised temporary differences	(14,700)	(3,335)	(8,219)
Utilization of previously unrecognised tax losses	159	37	6,934
Recognition of previously unrecognized tax losses	—	3,509	—
Utilization/(reversal) of previously recognized tax losses	75	173	(958)
Deferred tax benefit (expense)	378	4,587	1,241

Total	29	4,507	1,107

Schedule of Income Tax Recognized in Other Comprehensive Income

Income tax recognized in other comprehensive income

	For the year ended March 31
	2020			2021			2022
Particulars	Before tax	Tax (expense) benefit	Net of tax	Before tax	Tax (expense) benefit	Net of tax	Before tax	Tax (expense) benefit	Net of tax
Foreign currency translation differences on foreign operations	(73,252)	—	(73,252)	13,497	—	13,497	(18,943)	—	(18,943)
Equity instruments at FVOCI - net change in fair value	(1,979)	—	(1,979)	1,825	—	1,825	33,543	—	33,543
Remeasurement of defined benefit liability	(346)	—	(346)	(199)	—	(199)	(426)	—	(426)
Total	(75,577)	—	(75,577)	15,123	—	15,123	14,174	—	14,174

Schedule of Amounts Directly Recognised in Equity

Income tax directly recognized in equity

	For the year ended March 31
	2020			2021			2022
Particulars	Before tax	Tax (expense) benefit	Net of tax	Before tax	Tax (expense) benefit	Net of tax	Before tax	Tax (expense) benefit	Net of tax
Convertible notes (refer note 28)	—	—	—	37,768	(6,646)	31,122	—	—	—

Schedule of Reconciliation of Effective Tax Rate

Reconciliation of effective tax

	For the Year Ended March 31
Particulars	2020	2021	2022
Loss for the year	(447,517)	(56,042)	(45,567)
Income tax benefit	29	4,507	1,107
Loss before tax	(447,546)	(60,549)	(46,674)
Income tax benefit using the Company's domestic tax rate	67,130	9,081	6,999
Effect of tax rates in foreign jurisdictions	12,702	4,313	695
Non deductible expenses	(42,601)	(2,873)	(3,392)
Tax exempt income	383	25	383
Impact of change in tax laws	227	2,219	—
Utilization of previously unrecognised tax losses	159	37	6,934
Recognition of previously unrecognized tax losses	—	3,509	—
Utilization/(reversal) of previously recognized tax losses	75	173	(958)
Current year losses for which no deferred tax asset was recognized	(23,338)	(8,574)	(1,328)
Change in unrecognised temporary differences	(14,700)	(3,335)	(8,219)
Others	(8)	(68)	(7)
Income tax benefit	29	4,507	1,107